SPARTAN(registered trademark)
NEW JERSEY
MUNICIPAL INCOME
FUND

(REGISTERED TRADEMARK)

ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS
                              AND ONE YEAR.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     18   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    22   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    25   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            26

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the life of the fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND         6.44%    38.58%   118.79%

LEHMAN BROTHERS NEW JERSEY MUNICIPAL             6.87%    N/A      N/A
 BOND INDEX WITH PORT AUTHORITY OF
 NEW YORK AND NEW JERSEY

NEW JERSEY MUNICIPAL DEBT FUNDS AVERAGE          6.44%    37.06%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 1, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of New York and New Jersey - a total return performance benchmark for New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services,
Inc. The past one year average represents a peer group of 57 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

SPARTAN NEW JERSEY MUNICIPAL INCOME FUND         6.44%    6.74%    8.21%

LEHMAN BROTHERS NEW JERSEY MUNICIPAL             6.87%    N/A      N/A
 BOND INDEX WITH PORT AUTHORITY OF
 NEW YORK AND NEW JERSEY

NEW JERSEY MUNICIPAL DEBT FUNDS AVERAGE          6.44%    6.50%    N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 154558 S00000000000001
             Spartan NJ: Muni Income     LB Municipal Bond
             00416                       LB015
  1988/01/31      10000.00                    10000.00
  1988/02/29      10102.65                    10105.70
  1988/03/31       9735.55                     9988.47
  1988/04/30       9787.56                    10064.39
  1988/05/31       9819.10                    10035.30
  1988/06/30      10039.80                    10182.12
  1988/07/31      10103.41                    10248.50
  1988/08/31      10128.00                    10257.52
  1988/09/30      10364.00                    10443.18
  1988/10/31      10652.21                    10626.98
  1988/11/30      10491.76                    10529.64
  1988/12/31      10680.87                    10637.36
  1989/01/31      10846.02                    10857.34
  1989/02/28      10721.21                    10733.46
  1989/03/31      10731.29                    10707.80
  1989/04/30      11047.36                    10962.01
  1989/05/31      11280.32                    11189.69
  1989/06/30      11460.66                    11341.64
  1989/07/31      11587.11                    11496.00
  1989/08/31      11444.56                    11383.46
  1989/09/30      11400.79                    11349.54
  1989/10/31      11559.77                    11488.34
  1989/11/30      11732.20                    11689.39
  1989/12/31      11786.20                    11785.01
  1990/01/31      11669.10                    11729.26
  1990/02/28      11787.92                    11833.65
  1990/03/31      11808.45                    11837.20
  1990/04/30      11654.95                    11751.50
  1990/05/31      11958.88                    12008.04
  1990/06/30      12079.71                    12113.59
  1990/07/31      12268.91                    12291.66
  1990/08/31      12032.25                    12113.18
  1990/09/30      12109.75                    12120.09
  1990/10/31      12281.19                    12339.95
  1990/11/30      12571.57                    12588.10
  1990/12/31      12628.00                    12642.86
  1991/01/31      12781.05                    12812.53
  1991/02/28      12862.48                    12924.00
  1991/03/31      12895.45                    12928.65
  1991/04/30      13074.73                    13100.60
  1991/05/31      13181.89                    13217.06
  1991/06/30      13179.54                    13203.98
  1991/07/31      13397.14                    13364.80
  1991/08/31      13555.89                    13540.82
  1991/09/30      13727.70                    13717.12
  1991/10/31      13874.20                    13840.57
  1991/11/30      13908.33                    13879.19
  1991/12/31      14185.10                    14177.04
  1992/01/31      14208.91                    14209.36
  1992/02/29      14216.67                    14213.91
  1992/03/31      14189.91                    14219.17
  1992/04/30      14304.18                    14345.72
  1992/05/31      14511.95                    14514.57
  1992/06/30      14743.44                    14758.12
  1992/07/31      15269.27                    15200.57
  1992/08/31      15056.05                    15052.36
  1992/09/30      15118.01                    15150.81
  1992/10/31      14808.14                    15001.87
  1992/11/30      15205.58                    15270.56
  1992/12/31      15420.28                    15426.47
  1993/01/31      15608.40                    15605.88
  1993/02/28      16217.23                    16170.34
  1993/03/31      16013.80                    15999.42
  1993/04/30      16199.95                    16160.86
  1993/05/31      16332.02                    16251.68
  1993/06/30      16630.42                    16522.92
  1993/07/31      16633.83                    16544.57
  1993/08/31      17022.71                    16889.02
  1993/09/30      17226.01                    17081.39
  1993/10/31      17232.23                    17114.36
  1993/11/30      17048.63                    16963.58
  1993/12/31      17434.01                    17321.68
  1994/01/31      17617.12                    17519.50
  1994/02/28      17097.10                    17065.74
  1994/03/31      16315.55                    16370.82
  1994/04/30      16409.38                    16509.65
  1994/05/31      16596.07                    16652.79
  1994/06/30      16508.88                    16551.04
  1994/07/31      16818.70                    16854.42
  1994/08/31      16884.29                    16912.73
  1994/09/30      16625.86                    16664.46
  1994/10/31      16323.45                    16368.50
  1994/11/30      16050.37                    16072.55
  1994/12/31      16432.17                    16426.31
  1995/01/31      16924.95                    16895.77
  1995/02/28      17317.16                    17387.10
  1995/03/31      17528.21                    17586.88
  1995/04/30      17561.91                    17607.63
  1995/05/31      17980.81                    18169.49
  1995/06/30      17869.96                    18011.42
  1995/07/31      17936.79                    18182.17
  1995/08/31      18085.86                    18412.72
  1995/09/30      18247.44                    18529.27
  1995/10/31      18526.49                    18798.68
  1995/11/30      18787.80                    19110.55
  1995/12/31      18954.60                    19294.21
  1996/01/31      19056.00                    19439.88
  1996/02/29      18967.61                    19308.66
  1996/03/31      18734.09                    19061.89
  1996/04/30      18664.29                    19007.95
  1996/05/31      18647.10                    19000.35
  1996/06/30      18847.32                    19207.26
  1996/07/31      18999.47                    19382.05
  1996/08/31      18981.03                    19377.39
  1996/09/30      19217.23                    19648.68
  1996/10/31      19455.91                    19870.90
  1996/11/30      19797.31                    20234.54
  1996/12/31      19725.81                    20149.56
  1997/01/31      19776.20                    20187.64
  1997/02/28      19924.73                    20372.96
  1997/03/31      19689.25                    20101.39
  1997/04/30      19826.40                    20269.64
  1997/05/31      20091.99                    20574.49
  1997/06/30      20283.51                    20793.61
  1997/07/31      20804.68                    21369.60
  1997/08/31      20616.64                    21169.36
  1997/09/30      20846.12                    21420.64
  1997/10/31      20969.63                    21558.38
  1997/11/28      21072.26                    21685.14
IMATRL PRASUN   SHR__CHT 19971130 19971211 154600 R00000000000121
$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan New Jersey Municipal Income Fund on January 29, 1988, shortly after the fund started. As the chart shows, by November 30, 1997, the value of your investment would have grown to $21,072 - a 110.72% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,685 a 116.85% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

            1997                        1996   1995   1994   1993

DIVIDEND RETURN               5.19%   5.37%   6.40%    5.26%    5.99%

CAPITAL APPRECIATION RETURN   1.25%   0.00%   10.66%   -11.12    6.13%
                                                       %

TOTAL RETURN                  6.44%   5.37%   17.06%   -5.86%   12.12%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.56(CENTS)   27.84(CENTS)   56.12(CENTS)

ANNUALIZED DIVIDEND RATE                 4.89%         4.91%          5.01%

30-DAY ANNUALIZED YIELD                  4.41%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.36%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.35 over the past month, $11.31 over the past six months and $11.21 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.08% combined effective 1997 federal and state tax bracket, but does not reflect payment of the alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds performed more
or less in line with their taxable
counterparts for the 12 months
that ended November 30, 1997.
The Lehman Brothers Municipal
Bond Index - a broad measure of
the municipal bond market -
returned 7.17%, while the Lehman
Brothers Aggregate Bond Index
- a barometer of the taxable bond
market - returned 7.55%.
Through much of the first half
of the period, the supply/demand
scenario within the muni market
was favorable: low supply and
high demand that led to rising
municipal bond prices. The
second half, however, saw a large
amount of new issuance come to
market, and while demand
remained strong, it took time for
investors to become acclimated to
this new supply. In the interim,
muni bond prices fell. The cold
months of winter contrasted with
what many felt was an
overheating economy ripe for an
inflation appearance. In late
March, the Federal Reserve
Board raised a key short-term
interest rate by 0.25%. While this
move was anticipated by
investors, the market nonetheless
reacted negatively. From April
through mid-September, market
conditions were more friendly.
Favorable economic data soothed
inflationary concerns, while the
Fed's reluctance to cut rates
further was another  positive
influence. High supply and low
demand resulted in a sub-par
performance for muni bonds in
September and October, but
Asian volatility toward the end of
the period changed momentum.
Currency devaluations meant
prices of Asian goods would
become cheaper, further
decreasing the likelihood of
inflation.
An interview with Norm Lind, Portfolio Manager of Spartan New Jersey Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period that ended November 30, 1997, the fund had a total return of 6.44%. To get a sense of how the fund did relative to its competitors, the New Jersey municipal debt funds average also returned 6.44% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of New York and New Jersey returned 6.87% for the same one-year period.
Q. WHAT WERE THE KEY ELEMENTS OF YOUR STRATEGY THROUGHOUT THE PAST
YEAR?
A. I used several main strategies. First, I continued to manage the fund so that its duration - which is a measure of its sensitivity to interest-rate changes - matched the New Jersey municipal bond market as a whole as represented by the index. Some managers shorten and lengthen the duration of their holdings based on where they think interest rates are headed, lengthening it when they expect interest rates to fall and shortening it when they expect rates to rise. In my experience, it is impossible to predict the direction of interest rates with any great consistency over a long period of time, and if you're wrong, the ramifications can be severe. So, I don't position the fund in anticipation of rising or falling interest rates.
Q. WHAT WERE OTHER STRATEGIES YOU PURSUED?
A. I kept a fairly heavy weighting in intermediate-maturity bonds - those with maturities of about five to 20 years. Looking at information provided by Fidelity's quantitative research team, I felt that these bonds were priced attractively relative to their historical prices and to the prices of bonds with different maturities. In my view, shorter- and longer-term bonds generally did not provide an adequate amount of yield, given their respective maturities.
Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE DURING THE
PERIOD?
A. General obligation bonds (GOs) remained the largest sector concentration throughout the year, in the fund and the New Jersey municipal market as a whole. GOs are backed by the full faith and credit - including the taxing power - of the issuer - be it a city, county or state. GOs are repaid by general revenues, such as taxes, and, as such, tend to do well when the economy is strong and tax receipts rise. That's exactly what occurred for many GO issuers across the state, and the fund's holdings in these bonds generally performed well. Transportation bonds made up the fund's next largest sector concentration throughout the period. In fact, I've recently added to the fund's stake in transportation bonds by purchasing some hard-to-find Baa-rated New Jersey Turnpike bonds, which I liked because they were offering attractive yields.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD? WERE THERE ANY DISAPPOINTMENTS?
A. Some of the fund's biggest winners throughout the year were bonds with credit ratings of Baa - as judged by Moody's Investors Service - which were boosted by favorable supply and demand conditions. Because Baa-rated bonds typically offer the highest yields among municipal bonds deemed "investment-grade," demand for them was strong. Alternatively, the supply of these bonds was limited. Roughly half of all municipal bonds issued now are insured and carry credit ratings of Aaa. Consequently, only a small portion of bonds issued during the past year had Baa-ratings. The upshot was that Baa bond prices generally rose as investors were forced to vie for a limited number of them. As far as disappointments go, the fund would have benefited from owning more Baa-rated New Jersey Turnpike bonds - which were among the best individual performers in the New Jersey municipal market.
Q. WHAT'S AHEAD FOR THE FUND?
A. As always, the direction of interest rates will be the primary factor determining the performance of municipal bonds. At present, it doesn't appear that the market has any firm conviction about whether interest rates are headed higher or lower. Many observers argue that recent economic and fiscal problems in Southeast Asia ultimately will slow the U.S. economy enough to ward off future interest rate hikes. Others argue that the economy is still strong enough to prompt the Federal Reserve Board to raise interest rates as a guard against inflation. Until those countervailing trends are reconciled, I expect we'll see some continued volatility in the bond markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON FACTORS THAT MAY
SHAPE THE MUNICIPAL MARKET'S
PERFORMANCE IN 1998:
SUPPLY: "The available supply of
municipal bonds in a given period
can be an important factor in
determining the market's
performance. New-issue supply
has declined over the past several
years and has helped munis
outperform U.S. Treasuries during
the past year. However, if interest
rates continue to fall in 1998 as
they did in the latter portion of
1997, more municipal issuers may
refinance their older, more
expensive debt at current lower
interest rates or issue new debt.
Those actions could increase
municipal supply. On the other
hand, if interest rates stay at
current levels or rise, I would
expect supply to remain fairly
stable."
TAXES: "Since municipal bonds
are tax-free investments, they're
sensitive to potential and real
changes in tax rates. Given that
tax rates - at the federal, state
and local levels - haven't really
shown any signs of declining, we've
seen good demand for municipals
from investors seeking tax-free
income. But looking out into 1998,
it's possible that discussions of a
flat tax - which hurt municipals'
performance in 1996 - could
curtail demand for municipals.
But as always, the demand for
municipals also will be influenced
by their attractiveness relative to
other investments."
FUND FACTS
GOAL: to provide high current
income exempt from New
Jersey state and federal
income taxes by investing
normally in investment-grade
municipal securities
FUND NUMBER: 416
TRADING SYMBOL: FNJHX
START DATE: January 1, 1988
SIZE: as of November 30,
1997, more than $361 million
MANAGER: Norm Lind, since
April 1997; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                       % OF FUND'S    % OF FUND'S INVESTMENTS
                       INVESTMENTS    IN THESE MARKET SECTORS
                                      6 MONTHS AGO

GENERAL OBLIGATION     28.1           27.8

TRANSPORTATION         20.8           22.3

HEALTH CARE            9.6            8.1

ESCROWED/PREREFUNDED   8.7            9.1

HOUSING                8.0            8.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
               6 MONTHS AGO

YEARS   12.7   13.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   6.5   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 39.3%
AA, A 44.1%
BAA 9.9%
BA, B 0.9%
NON-RATED 4.4%
SHORT-TERM
INVESTMENTS 1.4%
AAA 36.1%
AA, A 47.0%
BAA 11.1%
BA, B 0%
NON-RATED 4.1%
SHORT-TERM
INVESTMENTS 1.7%
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 4.9
ROW: 1, COL: 3, VALUE: 1.9
ROW: 1, COL: 4, VALUE: 9.699999999999999
ROW: 1, COL: 5, VALUE: 42.8
ROW: 1, COL: 6, VALUE: 38.3
ROW: 1, COL: 1, VALUE: 2.5
ROW: 1, COL: 2, VALUE: 4.6
ROW: 1, COL: 3, VALUE: 0.0
ROW: 1, COL: 4, VALUE: 11.1
ROW: 1, COL: 5, VALUE: 46.0
ROW: 1, COL: 6, VALUE: 35.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW JERSEY - 87.8%
Atlantic County Ctfs. of Prtn. Rfdg.
(Pub. Facs. Lease Agreement):
 7.40% 3/1/07 (FGIC Insured)  Aaa $ 3,035,000 $ 3,676,139
  7.40% 3/1/08 (FGIC Insured)  Aaa  3,260,000  3,993,500
Atlantic County Impt. Auth. Luxury Tax Rev.
(Convention Ctr.):
 7.375% 7/1/10 (MBIA Insured)
  (Escrowed to Maturity) (d)  Aaa  1,000,000  1,208,750
  7.40% 7/1/16 (MBIA Insured)
  (Escrowed to Maturity) (d)  Aaa  3,510,000  4,426,988
Atlantic County Util. Auth. Swr. Rev. Series A,
5.85% 1/15/15 (AMBAC Insured)  Aaa  2,620,000  2,767,375
Bergen County Util. Auth. Wtr. Poll. Cont. Rev.
Rfdg. Series B:
 5.60% 12/15/03 (FGIC Insured)  Aaa  2,000,000  2,140,000
  (Cap. Appreciation) 0% 12/15/07
  (FGIC Insured)  Aaa  7,500,000  4,650,000
Camden County Muni. Util. Auth. Swr. Rev. Rfdg.:
6% 7/15/03 (FGIC Insured)  Aaa  3,180,000  3,454,275
 5.50% 7/15/05 (FGIC Insured)  Aaa  1,110,000  1,183,538
 6% 7/15/06 (FGIC Insured)  Aaa  1,060,000  1,171,300
 5.50% 7/15/08 (FGIC Insured)  Aaa  1,300,000  1,374,750
Cape May County Ind. Poll. Cont. Fing. Auth. Rev.
Rfdg. (Atlantic City Elec. Co.) Series A,
6.80% 3/1/21 (MBIA Insured)  Aaa  1,350,000  1,657,125
Edison Township School Unltd. Tax:
6.50% 6/1/02  A1  1,000,000  1,088,750
 6.50% 6/1/11  A1  1,000,000  1,157,500
Essex County Impt. Auth. Lease
Rev. 7% 12/1/20 (AMBAC Insured)
(Pre-Refunded to 12/1/00 @ 102) (d)  Aaa  1,000,000  1,097,500
Essex County Impt. Auth. Util. Sys. Rev.
(Orange Franchise) Series A, 5.75%
7/1/27 (MBIA Insured)  Aaa  550,000  569,250
Essex County Unltd. Tax:
Rfdg.:
 Series A-1:
  6% 11/15/05 (FGIC Insured)  Aaa  3,000,000  3,270,000
   6% 11/15/06 (FGIC Insured)  Aaa  1,500,000  1,646,250
   6% 11/15/07 (FGIC Insured)  Aaa  1,500,000  1,653,750
  Series A-2, 6.25% 9/1/10 (AMBAC Insured)  Aaa  4,735,000  5,273,606
 Series A:
 5.75% 9/1/07 (AMBAC Insured)  Aaa  1,385,000  1,497,531
  5.75% 9/1/08 (AMBAC Insured)  Aaa  1,465,000  1,587,694
  5.75% 9/1/09 (AMBAC Insured)  Aaa  1,550,000  1,674,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Essex County Util. Auth. Solid Waste
Unltd. Tax Rev. Series A:
 5.75% 4/1/05 (FSA Insured)  Aaa $ 1,000,000 $ 1,075,000
  6% 4/1/06 (FSA Insured)  Aaa  1,000,000  1,096,250
Jersey City Swr. Auth. Swr. Rev. Rfdg.:
6% 1/1/07 (AMBAC Insured)  Aaa  2,175,000  2,403,375
 6% 1/1/09 (AMBAC Insured)  Aaa  1,000,000  1,118,750
Lenape Reg. High School Dist. Unltd. Tax:
7.625% 1/1/13 (MBIA Insured)  Aaa  675,000  864,000
 7.625% 1/1/14 (MBIA Insured)  Aaa  1,000,000  1,285,000
Middlesex County Gen. Impt.
Unltd. Tax 4.75% 8/1/02  Aaa  2,665,000  2,731,625
Middlesex County Poll. Cont. Auth. Rev. Rfdg.
(Amerada Hess Corp.):
 7.875% 6/1/22  -  7,750,000  9,009,375
  6.875% 12/1/22  -  5,000,000  5,362,500
Middletown Township Board of Ed. Unltd. Tax
5.70% 8/1/10 (MBIA Insured)  Aaa  1,500,000  1,590,000
Monmouth County Impt. Auth. Wastewtr. Treatment
Facs. Rev. (Asbury Park Proj.) 7.375% 12/1/09
(Pre-Refunded to 12/1/99 @ 102) (d)  BBB  1,000,000  1,081,250
Morris County Gen. Oblig. Unltd. Tax
6.50% 8/1/03  Aaa  2,180,000  2,417,075
New Jersey Bldg. Auth. State Bldg. Rev.:
 Rfdg.:
 5.75% 6/15/09  Aa2  3,000,000  3,243,750
  5% 6/15/14  Aa2  4,000,000  3,940,000
  5% 6/15/18  Aa2  3,000,000  2,906,250
 7.50% 6/15/09
 (Pre-Refunded to 6/15/99 @ 102) (d)  Aa2  1,700,000  1,819,000
New Jersey Econ. Dev. Auth. Rev.:
(Edl. Testing Svc.):
 Series A, 6.50% 5/15/05 (MBIA Insured) (f)  Aaa  2,500,000  2,721,875
  Series B, 6.125% 5/15/15 (MBIA Insured)  Aaa  2,000,000  2,172,500
 Market Transition Facs. (Senior Lien) Series A:
 5.25% 7/1/01 (MBIA Insured)  Aaa  1,000,000  1,032,500
  5.80% 7/1/07 (MBIA Insured)  Aaa  2,300,000  2,478,250
  5.80% 7/1/09 (MBIA Insured)  Aaa  5,000,000  5,337,500
  5.875% 7/1/11 (MBIA Insured)  Aaa  4,090,000  4,366,075
 (Weyerhauser Co. Proj.) 9% 11/1/04  A2  2,000,000  2,530,000
 Wtr. Facs. (American Wtr. Co., Inc. Proj.)
 5.95% 11/1/29 (FGIC Insured) (b)  Aaa  7,700,000  8,027,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Edl. Facs. Auth. Rev.
(Princeton Theological Seminary) Series B:
 5.875% 7/1/22  Aaa $ 3,280,000 $ 3,427,600
  5.90% 7/1/26  Aaa  2,000,000  2,092,500
New Jersey Gen. Oblig.:
 Rfdg.
 Series D:
  5.75% 2/15/06  Aa1  1,950,000  2,113,313
   6% 2/15/13  Aa1  7,500,000  8,343,750
  Series E:
  6% 7/15/10  Aa1  2,000,000  2,227,500
 5.90% 8/1/02  Aa1  1,500,000  1,606,875
 6% 7/15/03  Aa1  5,000,000  5,425,000
 6.50% 7/15/04  Aa1  9,035,000  10,119,200
New Jersey Health Care Facs. Fing. Auth. Rev.:
Rfdg.:
 (AHS Hosp. Corp.) Series A, 6%
  7/1/11 (AMBAC Insured)  Aaa  3,500,000  3,845,625
  (Atlantic City Med. Ctr.) Series C,
  6.80% 7/1/11  A3  4,200,000  4,562,250
  (Burdett Tomlin Mem. Hosp.) Series D,
  6.25% 7/1/06 (FGIC Insured)  Aaa  1,710,000  1,836,113
  (Kennedy Health Sys.)
  Series B:
   5.75% 7/1/07 (MBIA Insured) (f)(g)  Aaa  750,000  796,875
    5.75% 7/1/08 (MBIA Insured) (f)(g)  Aaa  750,000  797,813
    5% 7/1/09 (MBIA Insured) (f)(g)  Aaa  1,000,000  993,750
  (Newcomb Med. Ctr.) Series A,
  7.875% 7/1/03  Ba3  2,960,000  3,167,200
 (East Orange Gen. Hosp.)
 Series B, 7.75% 7/1/20  BBB+  2,450,000  2,630,688
 (Elizabeth Gen. Med. Ctr.) Series C:
 7.10% 7/1/99  Baa1  1,125,000  1,171,406
  7.25% 7/1/06  Baa1  1,975,000  2,100,906
 (Holy Name Hosp.) Series A, 6.875%
 7/1/04 (AMBAC Insured)
  (Pre-Refunded to 7/1/98 @ 102) (d)  Aaa  1,370,000  1,419,073
 (Kennedy Mem. Hosp./Univ. Med. Ctr.):
 Series D, 7.875% 7/1/09  A1  3,000,000  3,128,640
  Series E, 6% 7/1/20
  (Pre-Refunded to 7/1/01 @ 102) (d)  A1  1,600,000  1,720,000
 (Muhlenberg Reg. Med. Ctr.) Series B,
 8% 7/1/18 (AMBAC Insured)  Aaa  2,000,000  2,086,700
 (Pascack Valley Hosp. Assoc.) 6.70% 7/1/11  BBB  5,200,000  5,408,000
 (St. Elizabeth Hosp.) Series B, 8.25% 7/1/20
 (Pre-Refunded to 7/1/00 @ 102) (d)  Aaa  2,500,000  2,793,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Hsg. Fin. Agcy. Series A:
6.90% 11/1/07  AA+ $ 2,670,000 $ 2,876,925
 6.95% 11/1/08  AA+  2,265,000  2,437,706
 7% 11/1/09  AA+  2,855,000  3,072,694
 7.05% 11/1/10  AA+  3,500,000  3,766,875
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Rfdg. Series 1:
 6% 11/1/02  A+  3,210,000  3,390,563
  6.20% 11/1/04  A+  3,100,000  3,336,375
  6.45% 11/1/07  A+  5,090,000  5,465,388
 (Home Buyer) Series B, 7.90% 10/1/22
 (MBIA Insured) (b)  Aaa  1,215,000  1,286,381
New Jersey Hwy. Auth. Garden State Parkway
Gen. Rev.:
 6% 1/1/05  A1  2,200,000  2,354,000
  6.10% 1/1/06  A1  1,750,000  1,874,688
  6.20% 1/1/10 (e)  A1  7,000,000  7,840,000
  6% 1/1/19 (Escrowed to Maturity) (d)  Aaa  4,485,000  4,939,106
New Jersey Transit Corp. Series A,
5.40% 9/1/02 (FSA Insured)  Aaa  1,100,000  1,145,375
New Jersey Trans. Trust Fund Auth. (Trans. Sys.)
Series B:
 5% 6/15/01  Aa3  1,000,000  1,027,500
  6% 6/15/06 (AMBAC Insured)  Aa3  16,450,000  18,053,875
  5.25% 6/15/10  Aa3  5,000,000  5,131,250
  6.50% 6/15/10 (MBIA Insured)  Aaa  3,000,000  3,525,000
New Jersey Tpk. Auth. Tpk. Rev.:
Rfdg.:
 10.375% 1/1/03 (Escrowed to Maturity) (d)  Aaa  7,970,000  9,304,975
  Series A:
  6.30% 1/1/01  Baa1  1,000,000  1,053,750
   6.40% 1/1/02  Baa1  1,000,000  1,071,250
   6.75% 1/1/08  Baa1  1,000,000  1,065,000
  Series C:
  6.50% 1/1/09  Baa1  1,300,000  1,443,000
   6.50% 1/1/16  Baa1  615,000  691,875
 Series A:
 5.40% 1/1/99  Baa1  1,900,000  1,923,294
  5.60% 1/1/00  Baa1  1,585,000  1,624,625
  5.90% 1/1/03  Baa1  9,000,000  9,483,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Wastewtr. Treatment Trust Loan Rev.:
6.875% 6/15/06
 (Pre-Refunded to 6/15/00 @ 101.50) (d)  Aa2 $ 1,215,000 $ 1,309,163
 6.875% 6/15/06  Aa2  105,000  112,613
 6.875% 6/15/09  Aa2  80,000  86,100
 7% 6/15/10  Aa2  140,000  151,025
 Series A, 6% 7/1/10  Aa2  1,000,000  1,052,500
Newark Unltd. Tax School Qualified Bond Act
5.30% 9/1/16 (MBIA Insured)  Aaa  3,500,000  3,530,625
Passaic County Util. Auth. Unltd. Tax
(Solid Waste Sys. Proj.):
  Rfdg. (Cap. Appreciation) 0% 3/1/99
  (MBIA Insured)  Aaa  1,775,000  1,688,469
  0% 3/1/99 (MBIA Insured)  Aaa  3,725,000  3,543,406
Rutgers Univ. Rfdg. (State Univ. of New Jersey)
Series A, 6.40% 5/1/13  A1  3,000,000  3,461,250
Stony Brook Reg. Swr. Auth. Rev.
Series A, 7.40% 12/1/09
(Pre-Refunded to 12/1/99 @ 102) (d)  -  1,000,000  1,082,500
  311,846,119
NEW YORK & NEW JERSEY - 8.8%
New York & New Jersey Port Auth. Consolidated:
77th Series, 6.25% 1/15/27 (b)  A1  5,000,000  5,275,000
 85th Series, 5.375% 3/1/28  A1  9,000,000  9,258,750
 92nd Series, 4.75% 1/15/29  A1  7,000,000  6,378,750
 94th Series, 5.70% 12/1/10  A1  6,385,000  6,696,269
 107th Series:
  6% 10/15/05 (b)  A1  1,740,000  1,883,550
  6% 10/15/06 (b)  A1  1,535,000  1,667,394
  31,159,713
PUERTO RICO - 2.0%
Puerto Rico Commonwealth
Gen. Oblig. Rfdg. Series A, 6% 7/1/14  Baa1  2,000,000  2,080,000
Puerto Rico Commonwealth Infrastructure
Fing. Auth. Spl. Tax Series 1988 A,
7.75% 7/1/08  Baa1  2,255,000  2,343,870
Puerto Rico Hsg. Fin. Corp. Rev.
(Multi-Family Mtg. Portfolio A)
Series I, 7.50% 4/1/22,
LOC Puerto Rico Gov't. Dev. Bank  AA  2,705,000  2,853,775
  7,277,645
TOTAL MUNICIPAL BONDS
(Cost $331,188,409)   350,283,477
MUNICIPAL NOTES (A) - 1.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW JERSEY - 0.8%
New Jersey Econ. Dev. Auth. Ind. and Economic
Dev. Rev., VRDN:
 (Toys "R" Us, Inc.) 3.45%,
  LOC Chase Manhattan Bank  A-1 $ 200,000 $ 200,000
  Wtr. Facs. Rfdg. (United Wtr. Co. of
  New Jersey, Inc. Proj.) Series 96-C,
  3.10% (AMBAC Insured)
  (BPA Bank of New York)  VMIG 1  2,300,000  2,300,000
New Jersey Sports & Exposition Auth. Series C,
3.25%, LOC Ind. Bank of Japan
(MBIA Insured) VRDN  VMIG 1  200,000  200,000
  2,700,000
NEW YORK & NEW JERSEY - 0.6%
New York & New Jersey Port. Auth.
Spl. Oblig. Rev., VRDN:
 Series 1-R, 4.05% (BPA Bank of Tokyo-
  Mitsubishi Ltd./Sumitomo Bank
  Ltd. Japan)  VMIG 1  1,700,000  1,700,000
  Series 3, 3.50% (BPA Morgan Guaranty
  Trust Co., NY)  VMIG 1  300,000  300,000
  Series 5, 3.45% (BPA Bayerische
  Landesbank Girozentrale)  VMIG 1  300,000  300,000
  2,300,000
TOTAL MUNICIPAL NOTES
(Cost $5,000,000)   5,000,000
TOTAL INVESTMENTS - 100%
(Cost $336,188,409)  $ 355,283,477
FUTURES CONTRACTS
  AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
15 Municipal Bond Contracts   Dec. 1997 $ 1,834,219 $ 24,753
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.5%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $190,400.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
New Jersey Econ. Dev. Auth.
Rev. (Edl. Testing Svc.)
Series A, 6.50% 5/15/05
(MBIA Insured)  5/31/95 $ 2,699,550
New Jersey Health Care
Facs. Fing. Auth. Rev.
Rfdg. (Kennedy Health Sys.)
Series B, 5.75% 7/1/07
(MBIA Insured)  10/23/97 $ 791,175
New Jersey Health Care
Facs. Fing. Auth. Rev.
Rfdg. (Kennedy Health Sys.)
Series B, 5.75% 7/1/08
(MBIA Insured)  10/23/97 $ 788,460
New Jersey Health Care
Facs. Fing. Auth. Rev.
Rfdg. (Kennedy Health Sys.)
Series B, 5% 7/1/09
(MBIA Insured)  10/23/97 $ 983,040
7. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.2% AAA, AA, A 79.5%
Baa 7.3% BBB  9.3%
Ba 0.9% BB  0.0%
B 0.0% B  0.9%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 4.4%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.1%
Transportation   20.8
Health Care  9.6
Escrowed/Prerefunded  8.7
Housing  8.0
Water & Sewer  7.9
Others (individually less than 5%)   16.9
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $336,188,409. Net unrealized appreciation aggregated $19,095,068, of which $19,095,068 related to appreciated investment securities and $0 related to depreciated investment securities.
The fund hereby designates approximately $131,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund was required to defer approximately $327,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $336,188,409) -                   $ 355,283,477
SEE ACCOMPANYING SCHEDULE

CASH                                                                        45,141

RECEIVABLE FOR INVESTMENTS SOLD                                             3,056,455

INTEREST RECEIVABLE                                                         6,765,779

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                         469

OTHER RECEIVABLES                                                           25,449

 TOTAL ASSETS                                                               365,176,770

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 2,562,675
DELAYED DELIVERY

PAYABLE FOR FUND SHARES REDEEMED                              523,582

DISTRIBUTIONS PAYABLE                                         329,476

ACCRUED MANAGEMENT FEE                                        162,802

OTHER PAYABLES AND ACCRUED EXPENSES                           5,166

 TOTAL LIABILITIES                                                          3,583,701

NET ASSETS                                                                 $ 361,593,069

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 340,917,993

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       1,555,255
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   19,119,821

NET ASSETS, FOR 31,770,505 SHARES OUTSTANDING                              $ 361,593,069

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $11.38
SHARE ($361,593,069 (DIVIDED BY) 31,770,505 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                          $ 19,649,438

EXPENSES

MANAGEMENT FEE                                             $ 1,941,931

NON-INTERESTED TRUSTEES' COMPENSATION                       7,531

 TOTAL EXPENSES BEFORE REDUCTIONS                           1,949,462

 EXPENSE REDUCTIONS                                         (11,308)      1,938,154

NET INTEREST INCOME                                                       17,711,284

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      1,808,834

 FUTURES CONTRACTS                                          260,332       2,069,166

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      2,374,468

 FUTURES CONTRACTS                                          (40,850)      2,333,618

NET GAIN (LOSS)                                                           4,402,784

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 22,114,068
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 17,711,284    $ 18,801,068
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 2,069,166       5,230,993

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     2,333,618       (5,299,595)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          22,114,068      18,732,466
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (17,711,284)    (18,801,068)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (4,370,732)     (1,282,410)

 TOTAL DISTRIBUTIONS                                      (22,082,016)    (20,083,478)

SHARE TRANSACTIONS                                        38,337,168      33,055,289
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            17,295,119      15,679,864

 COST OF SHARES REDEEMED                                  (51,444,752)    (56,597,399)

 REDEMPTION FEES                                          6,979           10,840

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          4,194,514       (7,851,406)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 4,226,566       (9,202,418)

NET ASSETS

 BEGINNING OF PERIOD                                      357,366,503     366,568,921

 END OF PERIOD                                           $ 361,593,069   $ 357,366,503

OTHER INFORMATION
SHARES

 SOLD                                                     3,422,621       2,948,047

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,543,723       1,398,309

 REDEEMED                                                 (4,589,671)     (5,060,397)

 NET INCREASE (DECREASE)                                  376,673         (714,041)


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED NOVEMBER 30,

                                   1997                       1996        1995        1994 D      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 11.380                   $ 11.420    $ 10.320    $ 11.760    $ 11.240
OF PERIOD

INCOME FROM INVESTMENT              .561                       .588        .623        .637        .640
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND UNREALIZED        .140                       -           1.099       (1.291)     .678
GAIN (LOSS)

 TOTAL FROM INVESTMENT              .701                       .588        1.722       (.654)      1.318
OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.561)                     (.588)      (.623)      (.637)      (.640)

 FROM NET REALIZED GAIN             (.140)                     (.040)      -           (.150)      (.160)

 TOTAL DISTRIBUTIONS                (.701)                     (.628)      (.623)      (.787)      (.800)

REDEMPTION FEES ADDED TO PAID       -                          -           .001        .001        .002
IN CAPITAL

NET ASSET VALUE, END OF PERIOD     $ 11.380                   $ 11.380    $ 11.420    $ 10.320    $ 11.760

TOTAL RETURN A, B                   6.44%                      5.37%       17.06%      (5.86)%     12.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 361,593                  $ 357,367   $ 366,569   $ 327,060   $ 422,519
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .55%                       .55%        .55%        .55%        .55%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE        .55%                       .52%        .55%        .55%        .55%
NET ASSETS AFTER EXPENSE                                      C
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     5.00%                      5.26%       5.64%       5.70%       5.52%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             16%                        57%         36%         8%          25%


A TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan New Jersey Municipal Income Fund (the fund) is a fund of Fidelity Court Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount and futures and options transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date.
Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $5,310,313 or 1.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $54,194,990 and $54,313,836, respectively.
The market value of futures contracts opened and closed during the period amounted to $35,106,052 and $37,055,165 respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $1,885 for the period. Effective April 1, 1997, these transaction fees were eliminated.
5. EXPENSE REDUCTIONS.
FMR has entered into an arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $11,308 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and the Shareholders of Spartan New Jersey Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust: Spartan New Jersey Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Spartan New Jersey Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 5, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan New Jersey Municipal Income Fund voted to pay on December 29, 1997, to shareholders of record at the opening of business on December 26, 1997, a distribution of $.055 per share derived from capital gains realized from sales of portfolio securities.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 6.20% of the fund's income dividends was subject to the federal alternative minimum tax.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access
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the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
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<UNDEF>
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<UNDEF>
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0
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BY PC
Fidelity's Web site on the Internet provides a wide range of
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interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norm Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
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SERVICING AGENTS
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  and
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* INDEPENDENT TRUSTEES
CUSTODIAN
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